Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 20, 2011
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000830744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 20, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

Supplement dated September 20, 2011 to the Combined Statutory Prospectus, dated August 31, 2011

The following amends and replaces information contained within the "Annual Fund Operating Expenses" section for the MTB Strategic Allocation Fund on page 45 of the MTB Funds Statutory Prospectus dated August 31, 2011.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.85%	0.85%
Acquired Fund Fees and Expenses(2)	0.77%	0.77%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waiver and/or Expense Reimbursement(3)	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.87%	1.62%

(1)	Other Expenses have been restated to adjust for the Fund's reorganization, which occurred during the fiscal year ended April 30, 2011.

(2)	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.

(3)	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$729	$1,233	$1,762	$3,202

Class I Shares
Expenses assuming redemption	$165	$647	$1,156	$2,555

MTB Strategic Allocation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Strategic Allocation Fund		Class A	Class I
Management Fee		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.85%	0.85%
Acquired Fund Fees and Expenses	[2]	0.77%	0.77%
Total Annual Fund Operating Expenses		2.52%	2.27%
Fee Waiver and/or Expense Reimbursement	[3]	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.87%	1.62%
[1]	Other Expenses have been restated to adjust for the Fund's reorganization, which occurred during the fiscal year ended April 30, 2011.
[2]	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.
[3]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Strategic Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,233	1,762	3,202
Class I	165	647	1,156	2,555

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Supplement [Text Block]	cik0000830744_SupplementTextBlock

Supplement dated September 20, 2011 to the Combined Statutory Prospectus, dated August 31, 2011

The following amends and replaces information contained within the "Annual Fund Operating Expenses" section for the MTB Strategic Allocation Fund on page 45 of the MTB Funds Statutory Prospectus dated August 31, 2011.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.85%	0.85%
Acquired Fund Fees and Expenses(2)	0.77%	0.77%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waiver and/or Expense Reimbursement(3)	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.87%	1.62%

(1)	Other Expenses have been restated to adjust for the Fund's reorganization, which occurred during the fiscal year ended April 30, 2011.

(2)	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.

(3)	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$729	$1,233	$1,762	$3,202

Class I Shares
Expenses assuming redemption	$165	$647	$1,156	$2,555

MTB Strategic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,233
5 Years	rr_ExpenseExampleYear05	1,762
10 Years	rr_ExpenseExampleYear10	3,202
MTB Strategic Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	647
5 Years	rr_ExpenseExampleYear05	1,156
10 Years	rr_ExpenseExampleYear10	2,555
MTB Strategic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000830744_SupplementTextBlock

Supplement dated September 20, 2011 to the Combined Statutory Prospectus, dated August 31, 2011

The following amends and replaces information contained within the "Annual Fund Operating Expenses" section for the MTB Strategic Allocation Fund on page 45 of the MTB Funds Statutory Prospectus dated August 31, 2011.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.85%	0.85%
Acquired Fund Fees and Expenses(2)	0.77%	0.77%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waiver and/or Expense Reimbursement(3)	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.87%	1.62%

(1)	Other Expenses have been restated to adjust for the Fund's reorganization, which occurred during the fiscal year ended April 30, 2011.

(2)	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.

(3)	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$729	$1,233	$1,762	$3,202

Class I Shares
Expenses assuming redemption	$165	$647	$1,156	$2,555

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

[1]	Other Expenses have been restated to adjust for the Fund's reorganization, which occurred during the fiscal year ended April 30, 2011.
[2]	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.
[3]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011